LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	2012	2013	2014

Numerator:
Net loss	$(4,230)	$(4,819)	$(29,987)
Accretion of Series C convertible redeemable preferred shares	2,971	1,621	—
Net income attributable to Series C preferred shares for computing basic net income per Series C preferred share	2,971	1,621	—
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	(7,201)	(6,440)	(29,987)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(6,843)	(6,440)	(29,987)
Net loss attributable to shareholders of the Company allocated for computing net loss per nonvested share-basic	(358)	—	—
Net loss per ordinary share-basic	$(0.20)	$(0.09)	$(0.30)
Net loss per nonvested share-basic	$(0.20)	$—	$—
Net loss per ordinary share-diluted	$(0.20)	$(0.09)	$(0.30)
Net income per Series C preferred share	$0.31	$0.38	$—

Numerator
Shares (denominator):
Weighted average number of shares used in calculating net loss per nonvested share-basic	1,792,535	—	—
Weighted average number of shares used in calculating net loss per Series A preferred share-basic	15,000,000	6,616,438	—
Weighted average number of shares used in calculating net loss per Series B preferred share —basic	17,522,725	7,729,202	—
Weighted average number of shares used in calculating net loss per Series C preferred share —basic	9,651,565	4,257,266	—
Weighted average number of shares used in calculating net loss per ordinary share —basic	34,316,430	71,555,449	99,001,560